Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit (Credit) Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	$ 99	$ 214
Interest cost	394	283
Expected return on plan assets, net of expenses	(566)	(507)
Amortization of prior service (credit) cost	(2)	2
Amortization of actuarial (gains) losses	(18)	61
Net periodic benefit (credit) cost	(93)	53
Pension costs capitalized	48	53
Pension Benefits [Member] | Defined Benefit Plan, Labor [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit (credit) cost	68	87
Pension Benefits [Member] | Charged to results of operations [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit (credit) cost	20	34
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	50	63
Interest cost	73	57
Amortization of prior service (credit) cost	10	11
Amortization of actuarial (gains) losses	(23)	(8)
Net periodic benefit (credit) cost	110	123
Pension costs capitalized	36	38
Pension costs charged to regulatory assets	0	15
Post-Retirement and Post-Employment Benefits [Member] | Defined Benefit Plan, Labor [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit (credit) cost	112	123
Post-Retirement and Post-Employment Benefits [Member] | Charged to results of operations [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit (credit) cost	76	70
Post-Retirement and Post-Employment Benefits [Member] | Charged to results of operations [Member] | 2020-2022 Transmission Decision [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit (credit) cost	$ 36	$ 14